Condensed Interim Statements of Financial Position - CAD ($)	Dec. 31, 2025	Mar. 31, 2025
Current assets
Cash	$ 1,557,905	$ 1,211,297
Amounts receivable and other assets	95,390	109,975
Marketable securities	6,204	22,086
Current assets	1,659,499	1,343,358
Non-current assets
Investment in Aurora Minerals	1
Restricted cash	525,667	514,828
Right-of-use asset	6,726	21,858
Total assets	2,191,892	1,880,044
Current liabilities
Accounts payable and accrued liabilities	769,418	780,923
Advanced contributions received	289,841	635,530
Balances due to related parties	68,900	278,238
Director's Loan	25,205	966,304
Lease liability Current	9,250	26,417
Current liabilities	1,162,614	2,687,412
Non-current liabilities
Director's loan	1,000,000
Lease liability	0	2,347
Total liabilities	2,162,614	2,689,759
Shareholders' equity (deficiency)
Share capital	69,582,897	68,863,511
Reserves	4,343,426	4,267,374
Accumulated deficit	(73,897,045)	(73,940,600)
Equity	29,278	(809,715)
Total liabilities and shareholders' equity	$ 2,191,892	$ 1,880,044